Income taxes - Statutory federal and effective income tax rate and components of deferred tax assets and liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current period income tax expense	$ 0
Current income tax liability	$ 0
Difference between statutory federal income tax rate on income before income taxes and effective income tax rate
Statutory federal income tax rate	21.00%	21.00%	21.00%
Patronage exclusion	(21.00%)	(21.00%)	(20.80%)
AMT credit monetization	0.00%	0.00%	0.00%
Other	0.00%	0.00%	(0.20%)
Effective income tax rate	0.00%	0.00%	0.00%
Deferred tax assets
Net operating losses	$ 0	$ 1,123,000
Tax credits (alternative minimum tax and other)	0	0
Accounting for Rocky Mountain transactions	232,169,000	231,844,000
Advance payments	112,394,000	74,482,000
Other assets	91,938,000	88,821,000
Deferred tax assets	436,501,000	396,270,000
Less: Valuation allowance	0	(1,123,000)
Net deferred tax assets	436,501,000	395,147,000
Deferred tax liabilities
Depreciation	254,047,000	258,724,000
Accounting for Rocky Mountain transactions	119,773,000	118,021,000
Other liabilities	63,797,000	68,035,000
Deferred tax liabilities	437,617,000	444,780,000
Net deferred tax assets/(liabilities)	(1,116,000)	(49,633,000)
Less: Patronage exclusion	1,116,000	49,633,000
Net deferred taxes	$ 0	$ 0